Condensed Financial Statements - Statements of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 112,158	$ 114,567	$ 86,584
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	22,963	17,895	14,314
Loss (gain) on forward contracts marked to market	16,632	(9,087)	(2,053)
Changes in assets and liabilities:
Other current assets	(21,059)	(3,723)	1,250
Other non-current assets	640	(1,077)	6
Other current liabilities	6,378	3,450	1,577
Other taxes payable	5,261	239	1,511
Accrued liabilities	6,772	6,550	6,431
Net cash provided by operating activities	140,381	181,508	131,055
Investing activities:
Increase (decrease) of restricted cash related to share repurchases	2,345	(2,712)	2,032
Net cash provided by (used in) investing activities	(53,155)	(165,419)	(117,577)
Financing activities:
Repayment of short-term bank borrowings	(80,101)	(62,273)	(46,853)
Proceeds from short-term bank borrowings	206,425	66,774	77,242
Proceeds from exercise of share options	2,225	4,949	1,380
Repurchase of ordinary shares issued for convertible notes			(37,003)
Repurchase of ordinary shares	(98,877)	(1,162)	(30,000)
Net cash provided by (used in) financing activities	38,139	17,932	(31,239)
Net increase (decrease) in cash and cash equivalents	122,585	34,738	(17,235)
Cash and cash equivalents at beginning of year	88,871	54,133	71,368
Cash and cash equivalents at end of year	211,456	88,871	54,133
Parent Company
Operating activities:
Net income	112,158	114,567	86,584
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	21,571	15,513	13,329
Equity in earnings of subsidiaries	(145,182)	(117,339)	(96,284)
Loss (gain) on forward contracts marked to market	14,467	(7,722)	(2,460)
Changes in assets and liabilities:
Other current assets	35	(34)	210
Other non-current assets		42	74
Other current liabilities	61		(770)
Other taxes payable	(28)	197	(243)
Accrued liabilities	326	(9)	(183)
Net cash provided by operating activities	3,408	5,215	257
Investing activities:
Long-term investments in subsidiaries	(4,457)	(9,068)	(11,275)
Dividends received from subsidiaries			43,183
Increase (decrease) of restricted cash related to share repurchases	2,837	(2,837)
Intercompany loan received from subsidiaries	82,015	6,610	53,017
Net cash provided by (used in) investing activities	80,395	(5,295)	84,925
Financing activities:
Repayment of short-term bank borrowings			(20,000)
Proceeds from short-term bank borrowings	30,000
Proceeds from exercise of share options	2,225	4,949	1,380
Repurchase of ordinary shares issued for convertible notes			(37,003)
Repurchase of ordinary shares	(98,877)	(1,162)	(30,000)
Net cash provided by (used in) financing activities	(66,652)	3,787	(85,623)
Net increase (decrease) in cash and cash equivalents	17,151	3,707	(441)
Cash and cash equivalents at beginning of year	5,246	1,539	1,980
Cash and cash equivalents at end of year	22,397	5,246	1,539
Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	$ 0	$ 0	$ 0